Capital management (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Capital management
Equity	€ 32,487	€ 19,641	€ 33,518	€ 46,584
Share of total equity and liabilities	48.2	36.9
Current financial liabilities	€ 14,882	€ 19,770
Non-current financial liabilities	12,938	7,314
Total financial liabilities	€ 27,820	€ 27,084
Share of total equity and liabilities	41.2	50.9
Total equity and liabilities	€ 67,459	€ 53,227